Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	65.40%	67.50%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	32.70%	32.10%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	1.90%	0.40%